DEBT (Tables)	9 Months Ended
Sep. 30, 2023
Debt Disclosure [Abstract]
Schedule of maturities for notes payable

2023	$200,000
2024	625,000
2025	–
2026	–
2027	1,687
Thereafter	148,313
Total notes payable	$975,000

Schedule of fair value of warrants

Description	Level	September 30, 2023	December 31, 2022
Warrant Liability – Public Warrants	1	$169,500	$750,000
Warrant Liability – Private Placement Warrants	3	$208,875	$375,000

Schedule of fair value assumptions

	September 30, 2023	December 31, 2022
Risk-free interest rate	4.56%	3.97%
Expected volatility	59.41%	67.1%
Exercise price	$11.50	$11.50
Stock price	$1.16	$1.53